Stock-Based Compensation - Summary of Stock Options (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares
2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of the Company's common stock	$ 10.93